Trillium Variable Annuity
Account of Great-West
Life & Annuity Insurance
Company

Financial Statements as of and for the Year Ended

December 31, 2021 and Report of Independent

Registered Public Accounting Firm

Trillium Variable Annuity Account of Great-West Life & Annuity Insurance Company

Index

Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2021	3

Statement of Operations for the year ended December 31, 2021	5

Statement of Changes in Net Assets for the year ended December 31, 2021, and 2020	7

Notes to Financial Statements	10

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Trillium Variable Annuity Account and the Board of Directors of
Great-West Life & Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A that comprise Trillium Variable Annuity Account (the Series Account) of Great-West Life & Annuity Insurance Company as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series Account as of December 31, 2021, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year ended December 31, 2020 and financial highlights for each of the years in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Great West Life & Annuity Insurance Company separate accounts since 2021.

Birmingham, Alabama
April 29, 2022

Appendix A

Columbia Variable Portfolio – Mid Cap Growth Fund

Columbia Variable Portfolio – Select Large Cap Value Fund

Columbia Variable Portfolio – Select Small Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Great-West Bond Index Fund

Great-West Government Money Market Fund

Great-West International Growth Fund

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND

ASSETS:
Investments at Fair Value (1)	$2,940,075	$2,245,658	$931,435	$53,193,333	$392,662	$3,343,772
Receivable Dividends and Other	-	-	-	-	-	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	8	-	-	-	-	-

Total assets	2,940,083	2,245,658	931,435	53,193,333	392,662	3,343,773

LIABILITIES:
Payable for Investments Purchased	-	133	48	2,688	33	308
Payable to the General Account	-	-	-	-	-	-
Other Payables	-	-	-	-	-	-
Total Liabilities	-	133	48	2,688	33	308

NET ASSETS	$2,940,083	$2,245,525	$931,387	$53,190,645	$392,629	$3,343,465

UNITS OUTSTANDING	14,183	76,029	36,353	263,306	33,476	375,663

UNIT VALUE	$207.30	$29.54	$25.62	$202.01	$11.73	$8.90

(1) Cost of Investments:	$1,187,668	1,000,637	424,601	29,726,791	387,913	3,343,772
Shares of Investments:	56,098	60,012	26,040	1,352,487	27,006	3,343,772

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

INVESTMENT DIVISIONS
GREAT-WEST INTERNATIONAL GROWTH FUND

ASSETS:
Investments at Fair Value (1)	$339,286
Receivable Dividends and Other	-
Receivable from the General Account	-
Receivable Units of the Account Sold	-

Total assets	339,286

LIABILITIES:
Payable for Investments Purchased	24
Payable to the General Account	-
Other Payables	-
Total Liabilities	24

NET ASSETS	$339,262

UNITS OUTSTANDING	14,600

UNIT VALUE	$23.24

(1) Cost of Investments:	267,081
Shares of Investments:	21,312

(Concluded)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND

INVESTMENT INCOME:
Dividends	$-	$-	$-	$197,034	$3,337	$373

EXPENSES:
Mortality and Expense Risk	40,960	31,321	12,849	709,690	5,807	51,945
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	40,960	31,321	12,849	709,690	5,807	51,945

NET INVESTMENT INCOME (LOSS)	(40,960)	(31,321)	(12,849)	(512,656)	(2,470)	(51,572)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	224,162	193,619	51,316	5,062,110	1,451	-
Realized Gain Distributions	-	-	-	4,943,594	2,659	-

Net Realized Gain (Loss) on Investments	224,162	193,619	51,316	10,005,704	4,110	-

Change in Net Unrealized Appreciation (Depreciation) on Investments	214,132	319,007	185,107	6,243,837	(17,660)	-

Net Realized and Unrealized Gain (Loss) on Investments	438,294	512,626	236,423	16,249,541	(13,550)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$397,334	$481,305	$223,574	$15,736,885	$(16,020)	$(51,572)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

INVESTMENT DIVISIONS
GREAT-WEST INTERNATIONAL GROWTH FUND

INVESTMENT INCOME:
Dividends	$445

EXPENSES:
Mortality and Expense Risk	4,818
Contract Maintenance Fees	-
Total Expenses	4,818

NET INVESTMENT INCOME (LOSS)	(4,373)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	7,185
Realized Gain Distributions	22,429

Net Realized Gain (Loss) on Investments	29,614

Change in Net Unrealized Appreciation (Depreciation)
on Investments	(9,761)

Net Realized and Unrealized Gain (Loss) on Investments	19,853

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,480

(Concluded)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(40,960)	$(24,244)	$(31,321)	$(18,108)	$(12,849)	$(7,118)
Net Realized Gain (Loss) on Investments	224,162	259,322	193,619	161,534	51,316	66,464
Change in Net Unrealized Appreciation (Depreciation)
on Investments	214,132	483,575	319,007	(70,364)	185,107	(50,483)

Increase (Decrease) in Net Assets Resulting
from Operations	397,334	718,653	481,305	73,062	223,574	8,864

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	120	120	-	-	-	-
Transfers for Contract Benefits and Terminations	(117,967)	(241,603)	(22,144)	(217,126)	(997)	(94,142)
Net Transfers	(141,822)	(102,117)	(277,765)	89,412	(81,175)	(49,436)
Contract Maintenance Charges	(567)	(68)	(618)	(84)	(334)	(65)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from
Contract Transactions	(260,236)	(343,668)	(300,527)	(127,799)	(82,506)	(143,642)

Total Increase (Decrease) in Net Assets	137,098	374,985	180,778	(54,736)	141,068	(134,779)

NET ASSETS:
Beginning of Period	2,802,985	2,428,000	2,064,746	2,119,482	790,318	925,097

End of Period	$2,940,083	$2,802,985	$2,245,524	$2,064,746	$931,386	$790,318

CHANGES IN UNITS OUTSTANDING:
Units Issued	361	1,142	1,050	9,220	145	1,775
Units Redeemed	(1,722)	(3,577)	(12,083)	(16,521)	(3,619)	(12,141)

Net Increase (Decrease)	(1,361)	(2,435)	(11,033)	(7,301)	(3,474)	(10,366)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(512,656)	$(379,030)	$(2,470)	$1,759	$(51,572)	$(30,460)
Net Realized Gain (Loss) on Investments	10,005,704	3,002,364	4,110	15,389		(13,564)
Change in Net Unrealized Appreciation (Depreciation)
on Investments	6,243,837	12,314,338	(17,660)	7,470

Increase (Decrease) in Net Assets Resulting
from Operations	15,736,885	14,937,672	(16,020)	24,618	(51,572)	(44,024)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	6,930	5,812	-	-	360	358
Transfers for Contract Benefits and Terminations	(1,590,996)	(2,574,336)	-	(23,907)	(185,498)	(470,847)
Net Transfers	(9,532,258)	(823,033)	(32,382)	(14,273)	(317,121)	754,920
Contract Maintenance Charges	(2,170)	(615)	(170)	(75)	(1,138)	(305)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from
Contract Transactions	(11,118,494)	(3,392,173)	(32,552)	(38,255)	(503,397)	284,126

Total Increase (Decrease) in Net Assets	4,618,391	11,545,499	(48,572)	(13,637)	(554,969)	240,102

NET ASSETS:
Beginning of Period	48,572,255	37,026,756	441,201	454,838	3,898,434	3,658,332

End of Period	$53,190,646	$48,572,255	$392,629	$441,201	$3,343,465	$3,898,434

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,162	3,210	-	9,029	43,657	124,154
Units Redeemed	(67,495)	(35,788)	(2,732)	(12,267)	(99,960)	(93,027)

Net Increase (Decrease)	(66,333)	(32,578)	(2,732)	(3,238)	(56,303)	31,127

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST INTERNATIONAL GROWTH FUND
	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(4,372)	$(2,859)
Net Realized Gain (Loss) on Investments	29,615	3,356
Change in Net Unrealized Appreciation (Depreciation)
on Investments	(9,761)	70,464

Increase (Decrease) in Net Assets Resulting
from Operations	15,482	70,961

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-
Transfers for Contract Benefits and Terminations	(21,683)	(20,608)
Net Transfers	(507)	13,222
Contract Maintenance Charges	(30)	(7)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-

Increase (Decrease) in Net Assets Resulting from
Contract Transactions	(22,220)	(7,393)

Total Increase (Decrease) in Net Assets	(6,738)	63,568

NET ASSETS:
Beginning of Period	346,001	282,433

End of Period	$339,263	$346,001

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	851
Units Redeemed	(970)	(1,366)

Net Increase (Decrease)	(970)	(515)

		(Concluded)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Trillium Variable Annuity Account (the Series Account), formerly, Variable Annuity Account 2 Series Account, a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under variable annuity policies that are no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Divisions	Purchases	Sales
Columbia Variable Portfolio - Seligman Global Technology Fund	$212,577	$11,331,223
Columbia Variable Portfolio - Mid Cap Growth Fund	76,640	337,072
Columbia Variable Portfolio - Select Large Cap Value Fund	29,768	330,294
Columbia Variable Portfolio - Select Small Cap Value Fund	3,549	86,055
Great-West Bond Index Fund	-	32,553
Great-West Government Money Market Fund	391,137	894,534
Great-West International Growth Fund	-	22,220

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts an annual maintenance charge of $30, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company deducts from each contribution any applicable state premium tax, which currently range from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company may deduct from each participant’s account a maximum fee of 6% of an amount withdrawn that is deemed to be premium. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company deducts from each participant’s account a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account and it deducts a daily charge equal to an effective annual rate of 1.25% of the unit value of each Investment Division. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration feesThe charges are recognized as Mortality and Expense Risk in the Statement of Operations and Contract Maintenance Charges in the Statement of Changes of in Net Assets of the applicable Investment Division.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH FUND
2021	14	$207.30	$2,940	0.00%	1.40%	14.95%
2020	16	$180.34	$2,803	0.00%	1.40%	33.54%
2019	18	$135.04	$2,428	0.00%	1.40%	33.30%
2018	17	$101.31	$1,744	0.00%	1.40%	(6.1)%
2017	19	$107.89	$2,080	0.00%	1.40%	21.28%
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND
2021	76	$29.54	$2,246	0.00%	1.40%	24.54%
2020	87	$23.72	$2,065	0.00%	1.40%	5.60%
2019	94	$22.46	$2,119	0.00%	1.40%	24.99%
2018	97	$17.97	$1,740	0.00%	1.40%	(13.45)%
2017	99	$20.76	$2,066	0.00%	1.40%	19.29%
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
2021	36	$25.62	$931	0.00%	1.40%	29.13%
2020	40	$19.84	$790	0.00%	1.40%	7.68%
2019	50	$18.43	$925	0.00%	1.40%	16.11%
2018	56	$15.87	$883	0.00%	1.40%	(13.81)%
2017	58	$18.42	$1,077	0.00%	1.40%	10.73%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2021	263	$202.01	$53,191	0.39%	1.40%	37.09%
2020	330	$147.36	$48,572	0.00%	1.40%	44.16%
2019	362	$102.22	$37,027	0.00%	1.40%	53.16%
2018	398	$66.74	$26,574	0.00%	1.40%	(9.44)%
2017	427	$73.70	$31,439	0.00%	1.40%	33.34%
GREAT-WEST BOND INDEX FUND
2021	33	$11.73	$393	0.80%	1.40%	(3.77)%
2020	36	$12.19	$441	1.57%	1.40%	5.69%
2019	39	$11.53	$455	1.02%	1.40%	6.59%
2018	41	$10.82	$439	1.34%	1.40%	-1.80%
2017	42	$11.02	$467	1.05%	1.40%	1.62%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2021	376	$8.90	$3,343	0.01%	1.40%	(1.44)%
2020	432	$9.03	$3,899	0.28%	1.40%	(1.14)%
2019	401	$9.13	$3,658	1.74%	1.40%	0.34%
2018	415	$9.10	$3,776	1.38%	1.40%	(0.02)%
2017	410	$9.10	$3,726	0.40%	1.40%	(0.99)%
GREAT-WEST INTERNATIONAL GROWTH FUND
2021	15	$23.24	$339	0.13%	1.40%	4.59%
2020	16	$22.22	$346	0.00%	1.40%	26.56%
2019	16	$17.56	$282	0.16%	1.40%	32.21%
2018	14	$13.28	$189	0.00%	1.40%	(18.04)%
2017	12	$16.20	$186	1.24%	1.40%	24.87%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.